CONVERTIBLE REDEEMABLE PREFERRED SHARES (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions											12 Months Ended
	Sep. 14, 2018 USD ($) $ / shares shares	Sep. 14, 2018 CNY (¥)	Jan. 26, 2018 USD ($) $ / shares shares	Jan. 26, 2018 CNY (¥)	Nov. 07, 2017 USD ($) $ / shares shares	Nov. 07, 2017 CNY (¥)	Jul. 05, 2017 USD ($) $ / shares shares	Jul. 05, 2017 CNY (¥)	Mar. 25, 2015 USD ($) $ / shares shares	Mar. 25, 2015 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2019 shares	Sep. 14, 2018 ¥ / shares shares	Jan. 26, 2018 ¥ / shares shares	Nov. 07, 2017 ¥ / shares shares	Jul. 05, 2017 ¥ / shares shares	Mar. 25, 2015 ¥ / shares shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Cash consideration | ¥													¥ 0
Series A convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred shares issued									11,950,600		11,950,600			0					11,950,600
Purchase price per share | (per share)									$ 2.93										¥ 18.16
Cash consideration									$ 35	¥ 215,000
Series B convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred shares issued							2,830,300				2,830,300			0				2,830,300
Purchase price per share | (per share)							$ 10.60											¥ 71.56
Cash consideration							$ 30	¥ 202,000				¥ 202,086
Series C convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred shares issued					5,051,800						5,051,800			0			5,051,800
Purchase price per share | (per share)					$ 10.60												¥ 70.36
Cash consideration					$ 54	¥ 355,000						¥ 355,248
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred shares issued			3,518,000								3,518,000			0		3,518,000
Purchase price per share | (per share)			$ 18.48													¥ 116.09
Cash consideration			$ 65	¥ 408,000							¥ 408,358
Series E convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Preferred shares issued	1,082,500										1,082,500			0	1,082,500
Purchase price per share | (per share)	$ 18.48														¥ 126.48
Cash consideration	$ 20	¥ 136,000									¥ 136,427